Cover	Dec. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity File Number	001-40578
Entity Registrant Name	AGRIFORCE GROWING SYSTEMS, LTD.
Entity Central Index Key	0001826397
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	300-2233 Columbia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5Y 0M6
City Area Code	(604)
Local Phone Number	757-0952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Shares
Title of 12(b) Security	Common Shares
Trading Symbol	AGRI
Security Exchange Name	NASDAQ
Series A Warrants
Title of 12(b) Security	Series A Warrants
Trading Symbol	AGRIW
Security Exchange Name	NASDAQ